Financial Instruments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Lower and surpassed in financial indebtedness	$ 1,392.2	$ 1,695.7
Financial indebtedness of short term	14.00%	8.50%
Average weighted term	3 years 8 months 12 days	4 years 4 months 24 days
Percentage of expected credit loss	1.30%	1.40%
Defense And Security Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Expected Credit loss	$ 2.4	$ 3.4
COVID19 Pandemic [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in Expected Credit loss Factor	7.70%	11.60%
Bottom of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Top of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%